LONG-TERM INVESTMENTS, NET - Investments in equity method investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Balance at beginning	¥ 360,965,000		¥ 436,344,000	¥ 370,985,000
Investments made	1,452,212,000		30,410,000	183,253,000
Income from investment	16,420,000	$ 2,348	10,192,000	9,098,000
Investment impairment	(61,053,000)		0	(10,369,000)
Disposal of investment	(1,443,000)		(100,154,000)	(101,761,000)
Dividend received	(8,591,000)		(15,827,000)	(14,862,000)
Balance at ending	¥ 1,758,510,000		¥ 360,965,000	¥ 436,344,000